Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted

	Nine Months Ended September 30,
	2020	2021
Cost of sales	3,575	22,065
Research and development expenses	32,595	217,456
Selling, general and administrative expenses	90,725	373,928
Total	126,895	613,449

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	14,243,500	2.95	—	—
Exercised	(11,533,123)	1.34	—	—
Cancelled	(8,022,851)	3.03	—	—
Expired	(1,314,412)	4.49	—	—
Outstanding as of September 30, 2020	82,217,086	2.53	6.61	1,536,695
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Granted	2,402,150	40.21
Exercised	(7,552,207)	2.30
Cancelled	(1,891,646)	12.75
Expired	(5,039)	17.21
Outstanding as of September 30, 2021	72,271,757	4.70	5.70	2,267,508
Vested and expected to vest as of December 31, 2020	78,405,625	3.58	6.39	3,540,734
Exercisable as of December 31, 2020	32,504,454	2.28	6.24	1,510,113
Vested and expected to vest as of September 30, 2021	71,689,546	4.68	5.70	2,250,540
Exercisable as of September 30, 2021	42,414,771	2.77	5.69	1,397,359

Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	Nine Months Ended September 30,
	2020	2021
Exercise price (US$)	2.38-13.36	2.39 - 41.53
Fair value of the ordinary shares on the date of option grant (US$)	2.38-13.36	39.54 - 41.53
Risk-free interest rate	0.47%-0.55%	1.08%-1.47%
Expected term (in years)	7-10	7-10
Expected dividend yield	0%	0%
Expected volatility	54%	55%
Expected forfeiture rate (pre-vesting)	6%	2%

Employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2019 and September 30, 2020	—	—
Unvested at December 31, 2020	—	—
Grant	526,962	41.45
Forfeited	(23,140)	40.28
Unvested at September 30, 2021	503,822	41.50

Non-employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2019	31,948	6.60
Granted	2,203,469	4.26
Vested	(2,165,417)	3.85
Forfeited
Unvested at September 30, 2020	70,000	16.95
Unvested at December 31, 2020	1,735,744	40.05
Granted	9,197,669	33.90
Vested	(584,963)	41.33
Forfeited	(188,343)	38.12
Unvested at September 30, 2021	10,160,107	33.29